Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Schedule of Unaudited Pro Forma Combined Financial Information

The unaudited pro forma condensed consolidated financial information has been prepared using the acquisition method of accounting under existing GAAP. Jason Industries is the acquirer for accounting purposes, and the Company is the accounting successor.

	(unaudited, in thousands)
	Three months ended		Six months ended
	June 28,	June 27,	June 28,	June 27,
	2013	2014	2013	2014
	(pro forma)	(pro forma)	(pro forma)	(pro forma)

Pro forma net sales	$176,196	$190,615	$355,865	$377,151
Pro forma net income attributable to common shareholders of controlling interest	3,758	1,650	(2,879)	3,537

The table below summarizes pro forma results for the year ended December 31, 2011 (in thousands, except for per share information):

Pro forma year ended December 31,	2011 (Unaudited)
Net sales	$634,662
Operating income	33,343
Net income available to common shareholders	6,602
Net income per share, basic and diluted	6,602

Summary of Fair Values of Assets Acquired and Liabilities Assumed

Jason Industries has recorded a preliminary allocation of the purchase price to the Company’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the June 30, 2014 acquisition date. The preliminary consideration and preliminary purchase price allocation is as follows (in thousands):

Calculation of Consideration
Purchase price	$538,650
Purchase price adjustments in accordance with the Purchase Agreement
Add: Working capital adjustment	10,751
Less: Bank debt, including accrued interest	(250,826)
Add: Cash and cash equivalents	16,271
Less: Seller transaction costs paid by Jason	(17,500)

Total consideration transferred	$297,346

Preliminary Purchase Price Allocation

Cash and cash equivalents	$ 9,971
Accounts receivable	97,692
Inventories	81,702
Other current assets	25,094
Property, plant and equipment	197,396
Goodwill	173,881
Other identifiable intangible assets	183,323
Other assets	10,951
Current liabilities	(122,544)
Deferred income taxes	(98,408)
Long-term debt	(244,150)
Other long-term liabilities	(17,562)

Total consideration transferred	$ 297,346

The following table summarizes the fair values of the Morton assets acquired and liabilities assumed at the date of the acquisition (in thousands):

Accounts receivable	$5,995
Inventory	4,878
Other current assets	457
Property, plant and equipment	11,603
Intangible assets	15,810
Goodwill	355
Other long-term assets	185

Total assets	39,283
Current liabilities	4,055
Long-term pension liability	1,228

Total liabilities	5,283

$34,000